Fair Value (Fair Value On A Nonrecurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OREO	$ 633	$ 864
Impaired collateral-dependent loans	4,540	8,159
Change During Period, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OREO	(769)	(1,671)
Impaired collateral-dependent loans	863	2,448
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OREO	633	864
Impaired collateral-dependent loans	$ 4,540	$ 8,159